Stockholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Aug. 03, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash dividend on common stock		$ 0.60	$ 0.50
Total comprehensive income		$ 1,048.4	$ 1,069.7	$ 679.8
Accumulated other comprehensive loss		142.1	133.9	73.6
Reclassification adjustments impacting net income		82.5	24.4
Change in income taxes associated with foreign currency translation adjustments		(35.9)
Change in income taxes associated with changes in benefit plans net gain/(loss) and prior service (cost)/credit		6.8
Change in income taxes associated with changes in fair values of derivatives qualifying as cash flow hedges		0.0	0.0	0.0
Change in income taxes associated with net unrealized gains on available for sale securities		4.3	0.2	1.3
OneWest Bank [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity shares paid	30.9
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss		65.7	75.4	49.4
Reclassification adjustments impacting net income		80.5	15.8	8.4
Changes In Benefit Plan Net Gain (Loss) And Prior Service (Cost) Credit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss		69.3	58.5	24.1
Reclassification adjustments impacting net income		2.0	8.1	(0.2)
Changes In Fair Values Of Derivatives Qualifying As Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss				0.2
Reclassification adjustments impacting net income		0.0
Unrealized Net Gains (Losses) On Available For Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss		7.1		(0.1)
Reclassification adjustments impacting net income		$ 0.0	$ 0.5	$ 0.8